SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Annual Rate of Depreciation on Property and Equipment
%
Computers and peripheral equipment	33 – 50
Office furniture and equipment	10 – 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Schedule of Right of Use Assets and Operating Lease Liabilities
	December 31,
	2025	2024
Operating lease ROU assets	$31.4	$27.1

Operating lease liabilities, current	11.9	8.8
Operating lease liabilities, long-term	22.7	21.0

Total operating lease liabilities	$34.6	$29.8

Schedule of Weighted Average Remaining Lease Term and Discount Rate
	December 31,
	2025	2024
Weighted-average remaining lease term	3.7	4.2
Weighted-average discount rate	4.1%	3.8%

Schedule of Components of Operating Expenses
	Year ended December 31,
	2025	2024	2023

Cost of revenues	$1.6	$(0.3)	$(1.2)
Research and development	15.8	(2.9)	(13.9)
Selling and marketing	7.9	(1.4)	(0.5)
General and administrative	3.8	(0.7)	(3.0)

	$29.1	$(5.3)	$(18.6)

Schedule of weighted average assumptions used to estimate fair value of employee stock purchase plans
	Year ended December 31,
	2025	2024	2023
Employee Stock Options
Expected volatility	25.61%	25.16%	25.71%
Risk-free interest rate	3.74%	4.13%	4.24%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	4.42	4.68	5.45

Employee Stock Purchase Plan

Expected volatility	30.06%	19.90%	19.66%
Risk-free interest rate	3.87%	5.09%	5.35%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5